Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life	Dec. 31, 2023
Laboratory equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets	15 years
Laboratory equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets	33 years
Office, furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets	6 years
Office, furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets	33 years
Computers and Cars [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets	20 years
Computers and Cars [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets	33 years
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets		[1]
Manufacturing plant in process [Member]
Significant Accounting Policies (Details) - Schedule of Depreciation is Calculated on a Straight-Line Basis Over the Useful Life [Line Items]
Useful life of the assets		[2]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term or the expected life of the improvement.
[2]	As of December 31, 2023, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.